Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.50%
Communication services: 8.45%
Entertainment: 0.65%
Netflix, Inc. †	15,494	$5,111,935
Interactive media & services: 7.16%
Alphabet, Inc. Class A †	239,754	25,735,194
Alphabet, Inc. Class C †	121,094	13,104,793
Meta Platforms, Inc. Class A †	72,537	17,432,092
		56,272,079
Wireless telecommunication services: 0.64%
T-Mobile U.S., Inc.	34,789	5,006,137
Consumer discretionary: 18.60%
Broadline Retail: 6.06%
Amazon.com, Inc. †	415,390	43,802,875
MercadoLibre, Inc. †	2,985	3,813,308
		47,616,183
Hotels, restaurants & leisure: 4.13%
Airbnb, Inc. Class A †	87,474	10,468,014
Chipotle Mexican Grill, Inc. †	6,599	13,644,224
Starbucks Corp.	72,532	8,289,682
		32,401,920
Specialty retail: 6.93%
AutoZone, Inc. †	3,383	9,009,978
Home Depot, Inc.	13,279	3,990,871
O’Reilly Automotive, Inc. †	10,377	9,518,926
TJX Cos., Inc.	236,172	18,615,077
Ulta Beauty, Inc. †	24,166	13,325,857
		54,460,709
Textiles, apparel & luxury goods: 1.48%
Lululemon Athletica, Inc. †	10,756	4,086,527
NIKE, Inc. Class B	59,255	7,508,794
		11,595,321
Consumer staples: 2.09%
Beverages: 0.50%
Constellation Brands, Inc. Class A	16,896	3,877,125
Consumer Staples Distribution & Retail : 1.30%
Sysco Corp.	133,074	10,212,099
Personal Care Products: 0.29%
Estee Lauder Cos., Inc. Class A	9,338	2,303,871
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Energy: 0.41%
Oil, gas & consumable fuels: 0.41%
Hess Corp.	22,040	$3,197,122
Financials: 10.95%
Capital markets: 3.25%
BlackRock, Inc.	16,349	10,973,449
CME Group, Inc.	48,525	9,014,489
Intercontinental Exchange, Inc.	23,627	2,573,689
S&P Global, Inc.	8,044	2,916,594
		25,478,221
Financial Services: 6.59%
Mastercard, Inc. Class A	81,975	31,152,959
PayPal Holdings, Inc. †	43,126	3,277,576
Visa, Inc. Class A	74,511	17,340,945
		51,771,480
Insurance: 1.11%
Progressive Corp.	63,930	8,720,052
Health care: 15.84%
Biotechnology: 3.13%
Alnylam Pharmaceuticals, Inc. †	31,599	6,294,521
BioMarin Pharmaceutical, Inc. †	49,664	4,769,730
Seagen, Inc. †	13,260	2,652,000
Vertex Pharmaceuticals, Inc. †	31,897	10,868,265
		24,584,516
Health care equipment & supplies: 5.87%
Abbott Laboratories	15,775	1,742,664
Boston Scientific Corp. †	319,253	16,639,466
Hologic, Inc. †	44,639	3,839,401
Insulet Corp. †	13,817	4,394,359
Intuitive Surgical, Inc. †	21,612	6,509,967
Stryker Corp.	43,314	12,979,040
		46,104,897
Health care providers & services: 2.91%
Cardinal Health, Inc.	75,342	6,185,578
UnitedHealth Group, Inc.	33,945	16,703,995
		22,889,573
Health care technology: 0.78%
Veeva Systems, Inc. Class A †	34,027	6,093,555
Life sciences tools & services: 2.03%
Agilent Technologies, Inc.	78,174	10,587,105
Thermo Fisher Scientific, Inc.	9,696	5,380,310
		15,967,415
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 1.12%
Eli Lilly & Co.	15,096	$5,975,903
Zoetis, Inc.	16,141	2,837,265
		8,813,168
Industrials: 6.74%
Aerospace & defense: 0.59%
TransDigm Group, Inc.	6,060	4,635,900
Air freight & logistics: 1.16%
United Parcel Service, Inc. Class B	50,494	9,079,326
Building products: 0.19%
Johnson Controls International PLC	24,785	1,483,134
Commercial services & supplies: 2.04%
Copart, Inc. †	203,091	16,054,344
Ground Transportation: 1.54%
Uber Technologies, Inc. †	389,650	12,098,633
Machinery: 0.98%
Fortive Corp.	121,761	7,681,901
Professional services: 0.24%
CoStar Group, Inc. †	24,460	1,882,197
Information technology: 32.73%
Semiconductors & semiconductor equipment: 6.58%
Advanced Micro Devices, Inc. †	98,046	8,762,371
Marvell Technology, Inc.	54,451	2,149,725
Microchip Technology, Inc.	185,717	13,555,484
NVIDIA Corp.	83,396	23,141,556
QUALCOMM, Inc.	34,967	4,084,146
		51,693,282
Software: 16.97%
Crowdstrike Holdings, Inc. Class A †	57,570	6,911,278
Intuit, Inc.	30,575	13,573,771
Microsoft Corp.	252,889	77,702,674
Oracle Corp.	115,632	10,952,663
Palo Alto Networks, Inc. †	53,537	9,768,361
ServiceNow, Inc. †	17,549	8,062,362
Workday, Inc. Class A †	33,943	6,318,150
		133,289,259
Technology hardware, storage & peripherals: 9.18%
Apple, Inc.	425,141	72,137,925
Materials: 2.39%
Chemicals: 2.39%
Linde PLC	50,804	18,769,538
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Real estate: 0.30%
Specialized REITs : 0.30%
Equinix, Inc.	3,256	$2,357,605
Total common stocks (Cost $408,086,319)		773,640,422

		Yield
Short-term investments: 1.77%
Investment companies: 1.77%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	13,917,277	13,917,277
Total short-term investments (Cost $13,917,277)				13,917,277
Total investments in securities (Cost $422,003,596)	100.27%			787,557,699
Other assets and liabilities, net	(0.27)			(2,090,198)
Total net assets	100.00%			$785,467,501

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,554,667	$157,508,005	$(157,145,395)	$0	$0	$13,917,277	13,917,277	$409,278
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	404,600	(404,640)	40	0	0	0	233 [1]
				$40	$0	$13,917,277		$409,511

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Growth Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Growth Fund | 5

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$66,390,151	$0	$0	$66,390,151
Consumer discretionary	146,074,133	0	0	146,074,133
Consumer staples	16,393,095	0	0	16,393,095
Energy	3,197,122	0	0	3,197,122
Financials	85,969,753	0	0	85,969,753
Health care	124,453,124	0	0	124,453,124
Industrials	52,915,435	0	0	52,915,435
Information technology	257,120,466	0	0	257,120,466
Materials	18,769,538	0	0	18,769,538
Real estate	2,357,605	0	0	2,357,605
Short-term investments
Investment companies	13,917,277	0	0	13,917,277
Total assets	$787,557,699	$0	$0	$787,557,699
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Growth Fund